Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000166019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 11,847	$ 13,821	$ 14,165	$ 15,903	$ 23,151	$ 22,504	$ 22,826	$ 29,514	$ 33,027	$ 43,817
C000160935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		11,724	13,535	13,722	15,246	21,975	21,143	21,211	27,153	30,307	40,071
C000160934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,475		11,185	13,016	13,292	14,883	21,601	20,934	21,169	27,287	30,457	40,269
C000160936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		11,835	13,816	14,141	15,872	23,099	22,434	22,743	29,400	32,885	43,601
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	$ 10,000		$ 11,748	$ 13,462	$ 13,929	$ 15,675	$ 22,363	$ 21,757	$ 22,290	$ 28,533	$ 32,451	$ 41,812